Capital Stock, Warrants and Stock Options - Schedule of Warrant Activity (Details) (10-K/A) - $ / shares		3 Months Ended		12 Months Ended
		Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Number of warrants, beginning balance		37,844,404	13,046,484	13,046,484
Number of warrants, Issued		58,284,148	23,005,800
Number of warrants, ending balance		96,011,838	36,052,284	37,844,404	13,046,484
CAD [Member]
Weighted average exercise price, beginning balance		$ 0.43	$ 0.88	$ 0.88
Weighted average exercise price, Issued		0.50	0.25
Weighted average exercise price, ending balance		$ 0.47	$ 0.48	$ 0.43	$ 0.88
Warrants [Member]
Number of warrants, beginning balance		37,844,404	13,046,484	13,046,484	663,496
Number of warrants, Issued				27,360,284	12,582,988
Number of warrants, Cancelled				(229,464)	(200,000)
Number of warrants, Exercised	[1]			(2,332,900)
Number of warrants, ending balance				37,844,404	13,046,484
Weighted average exercise price, beginning balance		$ 0.09	$ 0.27	$ 0.27	$ 6.13
Weighted average exercise price, Issued				0.03	0.07
Weighted average exercise price, Cancelled				3.54	7.50
Weighted average exercise price, Exercised	[1]			0.02
Weighted average exercise price, ending balance				0.09	0.27
Warrants [Member] | CAD [Member]
Weighted average exercise price, beginning balance		$ 0.43	$ 0.88	0.88	16.02
Weighted average exercise price, Issued				0.27	0.38
Weighted average exercise price, Cancelled				8.50	20.00
Weighted average exercise price, Exercised	[1]			0.25
Weighted average exercise price, ending balance				$ 0.43	$ 0.88

[1]	During the year ended June 30, 2020, 2,332,900 warrants were exercised at C$0.25 per warrant for gross proceeds of C$583,225 ($417,006). In conjunction with the exercise of warrants, the Company recognized a change in derivative liability of $871,710.